Investment Objectives and Goals	Aug. 28, 2026
Aptus Laddered Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Laddered Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Laddered Buffer ETF (the “Fund”) seeks to provide investors with capital appreciation.
Aptus January Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus January Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus January Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus April Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus April Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus April Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus July Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus July Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus July Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus October Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus October Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus October Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus Drawdown Managed Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Drawdown Managed Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Drawdown Managed Equity ETF (the “Fund”) seeks capital appreciation with downside protection.
Aptus Collared Investment Opportunity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Collared Investment Opportunity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Collared Investment Opportunity ETF (the “Fund”) seeks current income and capital appreciation.
Aptus Defined Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Defined Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Defined Risk ETF (the “Fund”) seeks current income and capital appreciation.
Opus Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Opus Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Opus Small Cap Value ETF (the “Fund”) seeks capital appreciation.
Aptus International Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus International Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus International Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.
Aptus Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Enhanced Yield ETF (the “Fund”) seeks current income and capital preservation.
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Large Cap Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Large Cap Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.
Aptus Large Cap Upside ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Large Cap Upside ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Large Cap Upside ETF (the “Fund”) seeks to generate total returns that surpass those of the S&P 500 Index (the “Index”) with the objective of capturing more than 100% of the market during upward trends and less than 100% of the market during downward trends.
Aptus Deferred Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Deferred Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Deferred Income ETF (the “Fund”) seeks to exceed the performance of the Bloomberg U.S. Aggregate Bond Index (the “Index”).